Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (18,845)	$ (9,431)	$ (55,055)	$ (29,397)	$ (20,909)
Other comprehensive income (loss)
Foreign currency translation adjustments	(102)	26	(83)	307	836
Unrealized gain (loss) on investments	14	(33)	(57)	34
Comprehensive loss	$ (18,933)	$ (9,438)	$ (55,195)	$ (29,056)	$ (20,073)